Shareholder Report, Average Annual Return (Details) ITGU_MassMutual Inflation-Protected and Income Fund_Class Y_TSR Annual {Class Y}	12 Months Ended	32 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y - without sales charge
Average Annual Return, Percent	3.31%	4.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	4.59%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L)
Average Annual Return, Percent	3.79%	5.10%